36. INSURANCE COVERAGE (Details) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Operational risks [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits
Amount of coverage	R$ 1,067.5
Carriage of goods [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Coverage of goods in transit and in inventories
Amount of coverage	R$ 981.5
Civil responsibility [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Third party complaints
Amount of coverage	R$ 310.0